FAIR VALUE MEASUREMENTS (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 375,447,055	$ 338,375,101
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	312,427,680	290,865,184
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		47,509,917
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	357,622,284
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	312,427,680
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	45,194,604
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	357,622,284	338,375,101
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	312,427,680	290,865,184
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	45,194,604	47,509,917
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	$ 0
Investments measured at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 17,824,771